ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 30.0%
	AUSTRALIA — 0.2%
13,428	Australian Unity Office Fund - REIT	$26,082
47,500	Bendigo and Adelaide Bank Ltd.	369,466
62,226	Dexus - REIT	556,889
14,768	Evolution Mining Ltd.	40,019
52,680	Newcrest Mining Ltd.	1,001,107
14,302	Wesfarmers Ltd.	366,637
		2,360,200
	AUSTRIA — 0.0%[1]
5,381	Agrana Beteiligungs A.G.	114,443
9,435	Erste Group Bank A.G.	334,396
235	Oberbank A.G.	24,993
6,044	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	147,870
		621,702
	BELGIUM — 0.4%
2,800	Ageas	136,744
49,207	Colruyt S.A.	3,663,793
15,463	Proximus SADP	446,096
11,339	UCB S.A.	866,863
		5,113,496
	BERMUDA — 0.7%
34,077	Arch Capital Group Ltd.*	1,173,271
5,929	Asian Growth Properties Ltd.*	79
14,636	Assured Guaranty Ltd.	598,173
8,000	CK Infrastructure Holdings Ltd.	61,780
5,595	Credicorp Ltd.	1,252,161
5,896	Everest Re Group Ltd.	1,460,203
217,481	Hongkong Land Holdings Ltd.	1,419,094
9,000	Jardine Strategic Holdings Ltd.	336,851
171,000	NWS Holdings Ltd.	336,954
960	Ocean Wilsons Holdings Ltd.	13,456
122,000	Public Financial Holdings Ltd.*	50,924
7,321	RenaissanceRe Holdings Ltd.	1,277,075
6,000	Wing On Co. International Ltd.	19,801
		7,999,822
	BRAZIL — 0.1%
14,698	Banco do Brasil S.A. - ADR	191,221
83,598	Telefonica Brasil S.A. - ADR[2]	1,023,239
		1,214,460

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CANADA — 1.3%
4,984	Agnico Eagle Mines Ltd.[2]	$217,253
3,400	ATCO Ltd.	116,947
44,800	B2Gold Corp.*	122,308
21,731	Bank of Montreal	1,577,705
38,824	Bank of Nova Scotia	1,968,377
40,200	Barrick Gold Corp.2	499,284
25,001	BCE, Inc.	1,125,795
1,500	Calian Group Ltd.	37,456
16,319	Centerra Gold, Inc.*	93,451
8,100	Detour Gold Corp.*	76,409
73,663	Dundee Precious Metals, Inc.*	203,832
12,100	Fortis, Inc.	457,018
21,616	Franco-Nevada Corp.	1,668,539
5,958	George Weston Ltd.	445,087
6,852	Magna International, Inc.	294,225
177,100	OceanaGold Corp.	488,741
13,400	Rogers Communications, Inc. - Class B	704,997
36,952	Royal Bank of Canada	2,777,004
1,163	Torex Gold Resources, Inc.	10,670
26,156	Toronto-Dominion Bank	1,429,762
		14,314,860
	CHILE — 0.2%
35,706	Banco de Chile - ADR	1,019,049
15,854	Cia Cervecerias Unidas S.A. - ADR	425,046
42,388	Enel Americas S.A. - ADR	338,680
		1,782,775
	CHINA — 0.4%
1,156,000	Bank of China Ltd. - Class H	479,313
36,850	China Construction Bank Corp. - ADR	584,073
2,312,000	China Telecom Corp. Ltd.	1,161,817
4,821	China Telecom Corp. Ltd. - ADR	234,060
476,000	Dongfeng Motor Group Co., Ltd.	391,594
2,418,321	Industrial & Commercial Bank of China Ltd. - Class H	1,728,464
		4,579,321
	COLOMBIA — 0.0%[1]
1,338	Bancolombia S.A. - ADR	62,846

	CURACAO — 0.0%[1]
3,552	Retail Holdings N.V.	36,941

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DENMARK — 0.3%
9,920	Carlsberg A/S - Class B	$1,303,342
9,221	Coloplast A/S - Class B	979,637
5,130	Demant A/S* [2]	171,326
15,654	Novo Nordisk A/S - ADR	738,869
		3,193,174
	FINLAND — 0.0%[1]
1,569	Aspo OYJ	14,513
3,511	Kesko OYJ - B Shares	184,514
1,022	Olvi OYJ	37,563
		236,590
	FRANCE — 0.4%
768	Baikowski SAS*	12,858
357	Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France	42,897
138	Caisse Regionale de Credit Agricole Mutuel Toulouse 31	19,579
18,103	Cie Generale des Etablissements Michelin	2,076,089
6,252	Danone S.A.	499,405
96	Electricite de Strasbourg S.A.	11,280
46,175	Engie S.A.	643,743
415	Fleury Michon S.A.	18,561
438	Gaumont S.A.	58,984
171	Laurent-Perrier	18,110
542	L'Oreal S.A.	145,408
653	Mr Bricolage	3,476
5,619	NetGem S.A.	6,001
255	Pernod Ricard S.A.	44,958
768	PSB Industries S.A.	22,304
4,381	Societe BIC S.A.	342,814
369	Societe Fonciere Lyonnaise S.A. - REIT	28,031
4,667	TOTAL S.A. - ADR	240,350
11,590	Veolia Environnement S.A.	268,253
2,946	Veolia Environnement S.A. - ADR	68,097
213	Voyageurs du Monde	27,365
		4,598,563
	GERMANY — 0.2%
282	Allianz S.E.	62,444
7,890	Allianz S.E. - ADR	175,000
1,056	Bayerische Motoren Werke A.G.	73,273
3,888	Continental A.G.	528,773
36,338	Deutsche Telekom A.G.	611,785
974	IVU Traffic Technologies A.G.	9,619

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
790	Merck KGaA	$76,237
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,162,351
1,191	MVV Energie A.G.	33,191
2,646	Talanx A.G.	104,858
		2,837,531
	GUERNSEY — 0.3%
50,140	Amdocs Ltd.	2,979,319
2,821	PPHE Hotel Group Ltd.	65,913
		3,045,232
	HONG KONG — 1.8%
52	AIA Group Ltd.	489
2,000	Allied Group Ltd.	10,728
322,000	BOC Hong Kong Holdings Ltd.	1,237,597
71,382	China Mobile Ltd. - ADR	3,127,959
26,635	China Unicom Hong Kong Ltd. - ADR	279,667
64,000	Chinney Investments Ltd.	21,400
176,500	CLP Holdings Ltd.	1,999,031
5,314	CNOOC Ltd. - ADR	862,834
42,910	Hang Seng Bank Ltd.	1,077,127
13,000	Harbour Centre Development Ltd.	23,593
435,000	HK Electric Investments and HK Electric Investments Ltd.[3]	426,080
888,000	HKT Trust and HKT Ltd.[3]	1,400,040
60,000	Hon Kwok Land Investment Co., Ltd.	30,131
257,862	Hong Kong & China Gas Co., Ltd.	570,060
392,117	Link REIT	4,692,065
58	MTR Corp. Ltd.	354
120,500	Power Assets Holdings Ltd.	833,836
25,000	Sun Hung Kai Properties Ltd.	395,781
108,549	Swire Pacific Ltd. - Class A	1,284,408
401,200	Swire Properties Ltd.	1,654,562
		19,927,742
	INDIA — 0.1%
129,160	Infosys Ltd. - ADR[2]	1,352,305

	INDONESIA — 0.0%[1]
5,628	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	151,787

	IRELAND — 0.1%
2,860	Accenture PLC - Class A	509,281

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND (Continued)
1,448	Jazz Pharmaceuticals PLC*	$181,796
3,718	Medtronic PLC	344,212
		1,035,289
	ISRAEL — 0.5%
15,545	Bank Hapoalim B.M.	111,946
14,551	Check Point Software Technologies Ltd.*	1,604,684
2,488	Dor Alon Energy in Israel 1988 Ltd.	37,805
2,131	Elbit Systems Ltd.[2]	302,858
3,652	Maabarot Products Ltd.	37,788
332	Malam - Team Ltd.	42,186
6,868	Minrav Projects Ltd.	8,040
11,576	Mizrahi Tefahot Bank Ltd.*	253,191
19,355	Nice Ltd. - ADR*	2,706,797
2,916	Taro Pharmaceutical Industries Ltd.	271,130
3,225	Victory Supermarket Chain Ltd.	40,464
		5,416,889
	ITALY — 0.3%
179,870	A2A S.p.A.	293,171
10,096	Assicurazioni Generali S.p.A.	176,858
161,646	Eni S.p.A.	2,434,797
30,621	Hera S.p.A.	111,240
145,174	Iren S.p.A.	359,792
2,700	Orsero S.p.A.	21,898
		3,397,756
	JAPAN — 3.5%
13,200	ABC-Mart, Inc.	823,938
19,700	Aeon Co., Ltd.	339,380
10,900	Aeon Hokkaido Corp.	71,300
2,200	Alps Logistics Co., Ltd.	14,803
1,500	Aohata Corp.	31,885
221,435	Astellas Pharma, Inc.	2,967,437
1,400	Bandai Namco Holdings, Inc.	68,543
3,600	Biofermin Pharmaceutical Co., Ltd.	75,578
35,900	Bridgestone Corp.	1,335,217
700	Bull-Dog Sauce Co., Ltd.	13,120
1,600	Canare Electric Co., Ltd.	27,405
67	Canon, Inc.	1,888
51,211	Canon, Inc. - ADR	1,434,932
5,500	Choushimaru Co., Ltd.	59,394
6,500	Chubu Electric Power Co., Inc.	88,635

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
7,900	Chugoku Electric Power Co., Inc.	$98,969
3,200	Coco’s Japan Co., Ltd.	50,841
25	CRE Logistics REIT, Inc.	27,294
1,100	Daiichi Kensetsu Corp.	16,716
2,800	Dainichi Co., Ltd.	16,080
4,100	DCM Holdings Co., Ltd.	40,832
1,200	Dynac Holdings Corp.	17,855
3,200	FamilyMart UNY Holdings Co., Ltd.	76,852
17,400	FUJIFILM Holdings Corp.	829,109
400	Fuso Pharmaceutical Industries Ltd.	7,343
35	GLP J-Reit - REIT	38,995
4,000	Gourmet Kineya Co., Ltd.	42,603
1,100	Hakuyosha Co., Ltd.	28,729
15,400	Hokkaido Electric Power Co., Inc.	83,149
8,100	Hokuriku Electric Power Co.*	58,485
32	Industrial & Infrastructure Fund Investment Corp. - REIT	38,388
2,800	Isewan Terminal Service Co., Ltd.	20,154
15,000	Isuzu Motors Ltd.	164,785
800	Itec Corp.	12,528
2,800	Itochu Techno-Solutions Corp.	69,120
92,300	Japan Airlines Co., Ltd.	2,894,379
44	Japan Logistics Fund, Inc. - REIT	98,190
39,600	Japan Post Bank Co., Ltd.	404,719
100,400	Japan Post Holdings Co., Ltd.	1,111,939
15	Japan Prime Realty Investment Corp. - REIT	64,220
53	Japan Rental Housing Investments, Inc. - REIT	42,191
42,800	Japan Tobacco, Inc.	981,341
300	JFE Container Co., Ltd.	9,897
1,971	Jolly - Pasta Co., Ltd.	32,462
3,335	Kakiyasu Honten Co., Ltd.	63,982
9,016	Kamigumi Co., Ltd.	212,103
1,000	Kao Corp.	77,601
500	Kato Sangyo Co., Ltd.	15,472
132,487	KDDI Corp.	3,393,382
1,200	Kewpie Corp.	26,880
10,400	King Co., Ltd.	58,800
3,000	Kohsoku Corp.	30,777
4,000	Kyushu Electric Power Co., Inc.	39,473
5,000	Makita Corp.	174,022
72,000	Marubeni Corp.	449,629
900	Maxvalu Chubu Co., Ltd.	9,488

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
2,700	Maxvalu Tohoku Co., Ltd.*	$34,182
400	Maxvalu Tokai Co., Ltd.	7,176
18,200	Medipal Holdings Corp.	392,851
500	MEIJI Holdings Co., Ltd.	35,027
1,000	Meiko Trans Co., Ltd.	10,685
37,000	Mitsubishi Motors Corp.	173,259
7,700	Miyoshi Oil & Fat Co., Ltd.	79,225
473,400	Mizuho Financial Group, Inc.	667,335
37	Mori Trust Sogo Reit, Inc. - REIT	58,816
1,000	Morishita Jintan Co., Ltd.	18,510
1,200	Morozoff Ltd.	54,202
2,400	Nakayamafuku Co., Ltd.	11,410
21,900	Nichia Steel Works Ltd.	63,764
400	Nihon Shokuhin Kako Co., Ltd.	5,738
6,100	Nippon Flour Mills Co., Ltd.	99,743
20	Nippon Prologis REIT, Inc. - REIT	43,513
63,900	Nippon Telegraph & Telephone Corp.	2,858,958
33,474	Nippon Telegraph & Telephone Corp. - ADR	1,493,610
68,400	Nissan Motor Co., Ltd.	464,304
5,800	Nissin Foods Holdings Co., Ltd.	350,797
2,900	Nissui Pharmaceutical Co., Ltd.	31,675
2,000	Nittobest Corp.	16,398
24	Nomura Real Estate Master Fund, Inc. - REIT	37,283
267,202	NTT DOCOMO, Inc.	6,141,912
20,833	NTT DOCOMO, Inc. - ADR	478,951
1,300	Okinawa Cellular Telephone Co.	40,715
4,275	Okinawa Electric Power Co., Inc.	64,742
14,266	Otsuka Holdings Co., Ltd.	476,844
6,000	OUG Holdings, Inc.	140,257
5,400	Paris Miki Holdings, Inc.	16,517
1,500	Plant Co., Ltd.	10,737
53	Premier Investment Corp. - REIT	67,517
1,500	Resol Holdings Co., Ltd.	54,025
2,000	Rock Paint Co., Ltd.	14,248
1,400	S&B Foods, Inc.	51,354
5,100	Secom Co., Ltd.	435,236
40,000	Sekisui House Ltd.	639,790
18,200	Seven & i Holdings Co., Ltd.	612,582
1,234	Shin-Etsu Chemical Co., Ltd.	101,901
2,600	Shofu, Inc.	30,463
83,000	Softbank Corp.	1,077,756

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
69	Star Asia Investment Corp. - REIT	$72,550
33,400	Sumitomo Electric Industries Ltd.	401,206
14,041	Suntory Beverage & Food Ltd.	584,143
2,000	Suzuken Co., Ltd.	122,992
1,100	Taiko Bank Ltd.	15,891
7,000	Tohoku Electric Power Co., Inc.	71,394
20,300	Tokyo Electric Power Co., Inc.*	104,136
3,200	Tokyo Gas Co., Ltd.	79,431
600	Tokyu Recreation Co., Ltd.	27,769
6	Toyota Motor Corp.	352
1,437	Toyota Motor Corp. - ADR	168,962
14,500	Trend Micro, Inc.	647,019
1,200	Unicafe, Inc.	10,853
13	Unicharm Corp.	388
38	United Urban Investment Corp. - REIT	62,735
5,000	Weds Co., Ltd.	24,975
586	Yamaguchi Financial Group, Inc.	4,319
2,600	Yamazawa Co., Ltd.	39,037
3,100	Yashima Denki Co., Ltd.	22,776
2,100	Yomeishu Seizo Co., Ltd.	39,197
200	Yonkyu Co., Ltd.	2,648
		39,250,010
	JERSEY — 0.0%1
170,166	Highland Gold Mining Ltd.	358,016

	NETHERLANDS — 0.2%
43,550	Fiat Chrysler Automobiles N.V.	549,601
57,106	Koninklijke Ahold Delhaize N.V.	1,280,816
10,135	Koninklijke Ahold Delhaize N.V. - ADR	227,126
6,990	NN Group N.V.[2]	265,346
		2,322,889
	NEW ZEALAND — 0.2%
4,384	Briscoe Group Ltd.*	9,754
19,012	Contact Energy Ltd.	91,567
1,125	EBOS Group Ltd.	16,396
33,979	Fisher & Paykel Healthcare Corp. Ltd.	341,572
120,276	Genesis Energy Ltd.	244,461
117,743	Goodman Property Trust – REIT	142,886
30,944	Kathmandu Holdings Ltd.	45,467
75,128	Mercury NZ Ltd.	189,050
23,088	Metlifecare Ltd.	67,381

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NEW ZEALAND (Continued)
46,321	PGG Wrightson Ltd.	$15,758
52,325	Property for Industry Ltd.	70,158
24,994	Sanford Ltd.	110,300
200,363	Spark New Zealand Ltd.	499,308
45,654	Stride Property Group[3]	63,493
32,857	Trustpower Ltd.	155,881
30,318	Warehouse Group Ltd.	42,206
		2,105,638
	NORWAY — 0.3%
27,446	Mowi A.S.A	636,897
2,681	Olav Thon Eiendomsselskap A.S.A.	42,887
137,075	Orkla A.S.A.	1,187,055
56,429	Telenor A.S.A.	1,161,372
3,840	Yara International A.S.A.	164,958
		3,193,169
	PHILIPPINES — 0.0%[1]
14,529	PLDT, Inc. - ADR2	367,584

	SINGAPORE — 0.3%
25,000	DBS Group Holdings Ltd.	442,513
7,499	DBS Group Holdings Ltd. – ADR	528,680
22,600	Fraser and Neave Ltd.	28,431
17,600	Hotel Grand Central Ltd.*	16,510
31,300	IREIT Global – REIT	16,991
44,500	Keong Hong Holdings Ltd.	15,711
8,000	Keppel Corp. Ltd.	35,152
235,003	Keppel Infrastructure Trust	79,586
39,324	Sheng Siong Group Ltd.	31,163
732,000	Singapore Telecommunications Ltd.	1,706,959
		2,901,696
	SOUTH KOREA — 0.1%
62,927	SK Telecom Co., Ltd. – ADR	1,461,794

	SPAIN — 0.1%
11,864	Endesa S.A.	295,550
134,387	REN - Redes Energeticas Nacionais SGPS S.A.	365,687
		661,237
	SWEDEN — 0.3%
5,312	Axfood A.B.	102,163
34,143	ICA Gruppen A.B.	1,361,560

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
5,731	Industrivarden A.B. - A Shares	$118,092
476	John Wiley & Sons, Inc. - Class A*	19,887
4,787	L E Lundbergforetagen A.B. - B Shares	157,024
12,120	Swedish Match A.B.	547,094
144,970	Telia Co. A.B.	605,206
		2,911,026
	SWITZERLAND — 1.0%
3,520	Alcon, Inc.* [2]	204,733
1,255	Allreal Holding A.G.	205,014
455	Alpiq Holding A.G.*	31,810
158	Berner Kantonalbank A.G.	35,829
881	BFW Liegenschaften A.G.	37,660
6,892	BKW A.G.	455,633
9,993	Chubb Ltd.	1,459,678
2,964	Coca-Cola HBC A.G.	106,700
891	Emmi A.G.	822,650
6,065	Garmin Ltd.	463,851
1,400	Helvetia Holding A.G.	172,088
354	Intershop Holding A.G.	176,608
4,171	Nestle S.A.	413,758
7,504	Nestle S.A. – ADR	744,097
11,106	Novartis A.G.	954,427
4,401	Novartis A.G. – ADR	376,902
125	Plazza A.G.	30,961
4,219	Roche Holding A.G.	1,108,129
5,960	Roche Holding A.G. – ADR	195,965
6,238	Sonova Holding A.G.	1,388,992
723	Swiss Life Holding A.G.	328,842
2,392	Swisscom A.G.[2]	1,144,115
227	Zurich Insurance Group A.G.	73,555
2,010	Zurich Insurance Group A.G. - ADR	65,134
		10,997,131
	TAIWAN — 0.6%
107,528	Chunghwa Telecom Co., Ltd. - ADR[2]	3,837,674
78,228	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,000,044
66,650	United Microelectronics Corp. - ADR	131,301
		6,969,019
	THAILAND — 0.0%[1]
8,280	Kasikornbank PCL - ADR[2]	197,726

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 1.7%
397,370	3i Group PLC	$5,275,099
24,925	Amino Technologies PLC	29,306
8,055	Aptitude Software Group PLC	46,623
55,704	Berkeley Group Holdings PLC	2,462,448
97,447	British American Tobacco PLC - ADR	3,378,488
48,787	Britvic PLC	548,607
5,848	Burberry Group PLC	125,170
708,107	Centamin PLC	796,249
233,112	Centrica PLC	275,632
16,621	Diageo PLC	699,105
6,885	Eco Animal Health Group PLC	31,336
5,443	Eurocell PLC	14,991
11,477	Finsbury Food Group PLC	11,173
14,967	Harworth Group PLC	23,747
47,483	HSBC Holdings PLC – ADR	1,935,882
500,129	Kingfisher PLC	1,348,536
13,159	Marshall Motor Holdings plc	27,699
20,490	National Grid PLC	205,999
6,346	Palace Capital PLC	21,733
401,348	Petropavlovsk PLC*	42,165
5,302	RELX PLC	123,355
19,352	Royal Dutch Shell PLC - Class A - ADR	1,196,147
17,470	SSE PLC	238,354
1,638	System1 Group PLC	4,907
1,801	Unilever PLC	109,871
78,263	Wm Morrison Supermarkets PLC	194,411
		19,167,033
	UNITED STATES — 14.4%
7,272	Adtalem Global Education, Inc.* [2]	319,677
48,051	Aflac, Inc.	2,465,016
796	Allstate Corp.	76,026
978	Alphabet, Inc. - Class A*	1,082,157
349	Amazon.com, Inc.*	619,499
1,947	Ameren Corp.	142,793
7,386	American Eagle Outfitters, Inc.	128,516
7,842	American Electric Power Co., Inc.	675,353
5,406	American Equity Investment Life Holding Co.	153,044
17,403	American Financial Group, Inc.	1,708,975
24,548	American National Insurance Co.	2,783,007
1,144	America's Car-Mart, Inc.*	98,498
12,159	Anthem, Inc.	3,379,958

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,213	Apollo Commercial Real Estate Finance, Inc. - REIT	$40,675
10,035	Apple, Inc.	1,756,827
11,153	Archer-Daniels-Midland Co.	427,383
1,368	Arthur J. Gallagher & Co.	115,186
95,150	AT&T, Inc.	2,909,687
417	Atmos Energy Corp.	42,451
4,354	Automatic Data Processing, Inc.	697,162
42,317	Avangrid, Inc.	2,118,389
891	Avidbank Holdings, Inc.*	21,518
27,611	Avista Corp.[2]	1,153,035
2,571	BancFirst Corp.	134,284
9,010	Bank of America Corp.	239,666
1,800	BankFinancial Corp.	25,020
10,886	Baxter International, Inc.	799,468
5,661	Baycom Corp.*	123,749
711	Becton, Dickinson and Co.	165,976
201,295	Bed Bath & Beyond, Inc.[2]	2,554,434
5,751	Berkshire Hathaway, Inc.*	1,135,362
2,450	Bio-Rad Laboratories, Inc. - Class A*	702,978
33,212	BlackRock TCP Capital Corp.	473,935
15,129	Blackstone Mortgage Trust, Inc. - Class A - REIT	533,449
1,084	BOK Financial Corp.	81,224
4,029	Booz Allen Hamilton Holding Corp.[2]	254,512
4,038	Brady Corp. - Class A2	186,959
9,855	Brown & Brown, Inc.	311,122
5,068	Capitol Federal Financial, Inc.	67,303
3,037	Cathay General Bancorp[2]	102,165
36,973	CenterPoint Energy, Inc.	1,051,512
5,106	Central Pacific Financial Corp.	141,896
3,476	Chemed Corp.	1,139,920
10,734	Chemours Co.	226,380
5,174	Church & Dwight Co., Inc.	384,997
1,723	Churchill Downs, Inc.	169,853
95,391	Ciena Corp.*	3,332,962
5,947	Cigna Corp.	880,275
104,690	Cisco Systems, Inc.	5,447,021
14,307	CIT Group, Inc.	680,155
11,307	Citizens Financial Group, Inc.	368,382
4,062	Citrix Systems, Inc.	382,315
170	Clorox Co.	25,298
2,522	CMS Energy Corp.[2]	141,509

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
17,148	CNA Financial Corp.	$770,974
20,660	Coca-Cola Co.	1,015,026
11,305	Colgate-Palmolive Co.	787,054
9,855	Columbia Sportswear Co.	924,202
879	Comerica, Inc.	60,493
9,929	Commerce Bancshares, Inc.	569,230
3,107	Consolidated Edison, Inc.	268,134
6,397	Costco Wholesale Corp.	1,532,593
5,939	Danaher Corp.	784,007
9,008	Darden Restaurants, Inc.[2]	1,047,811
1,582	Deckers Outdoor Corp.* [2]	240,622
7,346	Dell Technologies, Inc. - Class C*	437,454
9,043	Denny's Corp.* [2]	177,966
31,342	Dolby Laboratories, Inc. - Class A2	1,942,264
2,095	Dollar General Corp.	266,652
10,594	Dominion Energy, Inc.	796,457
6,580	DTE Energy Co.	825,593
33,529	Duke Energy Corp.	2,870,418
5,685	East West Bancorp, Inc.	242,863
8,003	Eli Lilly & Co.	927,868
1,025	Ellington Financial, Inc.	17,784
15,231	Encompass Health Corp.	897,410
6,990	Estee Lauder Cos., Inc. - Class A	1,125,600
37,931	Evergy, Inc.	2,205,308
1,538	Eversource Energy	113,566
89,711	Exelon Corp.	4,313,304
4,786	Expeditors International of Washington, Inc.	333,058
8,306	F5 Networks, Inc.*	1,097,056
1,420	Fidelity National Information Services, Inc.[2]	170,826
26,002	Fifth Third Bancorp	689,053
2,407	First Financial Corp.	91,057
22,163	First Horizon National Corp.	297,206
1,216	First Northern Community Bancorp*	13,704
4,320	Flagstar Bancorp, Inc.[2]	135,994
8,919	FLIR Systems, Inc.	431,055
20,081	Foot Locker, Inc.[2]	790,187
4,067	Gap, Inc.[2]	75,972
2,076	Genomic Health, Inc.*	108,471
2,986	Genuine Parts Co.	295,315
2,024	Graham Holdings Co. - Class B	1,377,413
3,122	Granite Point Mortgage Trust, Inc. - REIT[2]	58,038

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,866	Hancock Whitney Corp.	$146,831
1,321	Hanger, Inc.*	24,650
1,395	Hanover Insurance Group, Inc.	170,413
455	Hartford Financial Services Group, Inc.	23,960
31,390	Hawaiian Electric Industries, Inc.[2]	1,303,940
7,084	HCA Healthcare, Inc.	856,881
8,402	Home Depot, Inc.	1,595,119
1,892	HomeStreet, Inc.*	53,827
3,067	Hope Bancorp, Inc.	39,472
81,852	Hormel Foods Corp.[2]	3,232,335
5,729	Humana, Inc.	1,402,803
1,241	IBERIABANK Corp.	88,731
2,501	Independent Bank Corp.	52,896
3,229	Ingredion, Inc.	245,921
134,247	Intel Corp.	5,912,238
3,379	Inter Parfums, Inc.	218,892
4,757	International Speedway Corp. - Class A2	212,923
823	J&J Snack Foods Corp.[2]	132,380
247	John B Sanfilippo & Son, Inc.	18,933
13,659	Johnson & Johnson	1,791,378
9,859	JPMorgan Chase & Co.	1,044,660
6,138	Kearny Financial Corp.	82,311
396	Keurig Dr Pepper, Inc.[2]	11,163
4,247	Kimberly-Clark Corp.	543,149
5,641	KKR Real Estate Finance Trust, Inc. - REIT[2]	111,579
4,672	Laboratory Corp. of America Holdings*	759,714
7,026	Lancaster Colony Corp.[2]	1,010,549
17,615	Lincoln National Corp.	1,047,212
1,768	Lockheed Martin Corp.	598,539
5,483	Lululemon Athletica, Inc.*	907,930
650	M&T Bank Corp.	103,740
2,432	ManpowerGroup, Inc.[2]	207,985
1,442	Marcus Corp.	50,412
499	Masimo Corp.*	65,239
7,452	Materion Corp.	450,473
2,869	MAXIMUS, Inc.	204,416
421	McCormick & Co., Inc.	65,693
7,071	McDonald's Corp.	1,401,967
8,343	MDU Resources Group, Inc.[2]	205,905
16,017	Merck & Co., Inc.	1,268,707
6,590	MetLife, Inc.	304,524

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
957	Mettler-Toledo International, Inc.* [2]	$691,997
143,214	MFA Financial, Inc. – REIT	1,008,227
6,761	Microsoft Corp.	836,200
375	Monster Beverage Corp.*	23,197
2,858	Motorola Solutions, Inc.	428,557
1,128	National HealthCare Corp.[2]	87,612
6,043	National Instruments Corp.	233,199
1,052	NBT Bancorp, Inc.	37,819
2,379	New Media Investment Group, Inc.[2]	21,958
6,364	Newmont Goldcorp Corp.	210,585
7,728	News Corp.	88,022
211	NextEra Energy, Inc.	41,822
1,378	NIKE, Inc. - Class B	106,299
13,089	Northwest Bancshares, Inc.	219,503
3,183	Nu Skin Enterprises, Inc. - Class A	148,614
38	NVR, Inc.*	121,660
3,572	Omnicom Group, Inc.[2]	276,330
318	ONE Gas, Inc.	27,844
7,415	Oritani Financial Corp.2	118,640
5,910	Paychex, Inc.	507,019
13,063	People's United Financial, Inc.	200,778
14,329	PepsiCo, Inc.	1,834,112
113,489	Pfizer, Inc.	4,712,063
2,226	Phibro Animal Health Corp. - Class A	65,845
14,475	Pinnacle West Capital Corp.	1,359,347
4,126	PNC Financial Services Group, Inc.	525,075
1,352	Portland General Electric Co.	71,467
6,701	Prestige Consumer Healthcare, Inc.* [2]	194,530
20,148	Procter & Gamble Co.	2,073,430
1,930	Progress Software Corp.	79,053
6,808	Provident Financial Services, Inc.	162,303
10,273	Prudential Financial, Inc.	949,020
33,724	Public Service Enterprise Group, Inc.	1,981,622
4,776	Public Storage – REIT	1,136,115
3,523	Quest Diagnostics, Inc.[2]	337,891
12,984	Radian Group, Inc.	291,491
431	Ralph Lauren Corp.	45,311
721	Raytheon Co.	125,814
500	Reading International, Inc.*	6,595
4,354	Regions Financial Corp.	60,216
1,959	Reinsurance Group of America, Inc.	290,050

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
12,828	Reliance Steel & Aluminum Co.	$1,068,188
17,358	Republic Services, Inc.	1,468,314
2,143	ResMed, Inc.	244,559
4,366	Robert Half International, Inc.	234,280
3,545	Royal Gold, Inc.[2]	311,925
13,739	Scholastic Corp.	454,623
20	Seaboard Corp.[2]	82,000
19,153	Service Corp. International[2]	840,242
17,713	Shoe Zone PLC	45,911
3,155	Simply Good Foods Co.*	67,801
1,415	Southern Copper Corp.	47,728
3,535	Star Group LP	34,254
3,700	Starbucks Corp.	281,422
49,531	Starwood Property Trust, Inc. - REIT[2]	1,092,159
7,279	Steven Madden Ltd.[2]	220,263
5,344	Stryker Corp.	979,235
7,363	Synopsys, Inc.*	857,348
27,981	Sysco Corp.	1,925,652
3,144	Tech Data Corp.* [2]	285,004
3,869	Texas Instruments, Inc.	403,575
2,159	Thor Industries, Inc.[2]	111,491
30,986	TJX Cos., Inc.	1,558,286
21,771	Tootsie Roll Industries, Inc.[2]	826,427
17,088	Torchmark Corp.	1,461,195
5,074	Tractor Supply Co.	511,358
1,959	Travelers Cos., Inc.	285,172
13,271	Trustmark Corp.[2]	421,620
5,870	U.S. Bancorp	294,674
235	Umpqua Holdings Corp.	3,753
8,581	UnitedHealth Group, Inc.	2,074,886
1,594	Universal Corp.	90,093
8,770	Universal Health Services, Inc. - Class B	1,048,453
6,497	USANA Health Sciences, Inc.*	459,858
5,676	Valero Energy Corp.	399,590
5,526	Varian Medical Systems, Inc.*	697,713
13,452	Verizon Communications, Inc.	731,116
4,836	Visa, Inc. - Class A	780,192
13,328	Voya Financial, Inc.[2]	678,795
1,161	W.R. Berkley Corp.	72,214
1,487	W.W. Grainger, Inc.	389,133
65,333	Walmart, Inc.	6,627,379

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
9,131	Walt Disney Co.	$1,205,657
12,632	Washington Federal, Inc.	398,792
10,102	Waste Management, Inc.	1,104,654
939	WD-40 Co.2	146,794
2,132	WEC Energy Group, Inc.	171,733
1,969	WellCare Health Plans, Inc.*	543,818
34,736	Werner Enterprises, Inc.[2]	968,440
12,501	Yum! Brands, Inc.[2]	1,279,477
11,877	Zoetis, Inc.	1,200,171
		163,499,010
	TOTAL COMMON STOCKS
	(Cost $285,730,908)	339,642,259

	EXCHANGE-TRADED FUNDS — 27.3%
1,761,978	iShares Core MSCI Emerging Markets ETF	86,548,359
2,199,029	iShares Edge MSCI Min Vol Emerging Markets ETF[2]	125,564,556
551,168	iShares Edge MSCI Min Vol Global ETF[2]	49,230,326
692,950	iShares MSCI ACWI ETF[2]	48,568,865
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $292,588,795)	309,912,106

	OPEN-END MUTUAL FUND — 21.9%
10,978,666	GMO Quality Fund - Class VI	247,678,714
	TOTAL OPEN-END MUTUAL FUND
	(Cost $231,069,046)	247,678,714

	PREFERRED STOCK — 0.1%
	GERMANY — 0.1%
26,254	Porsche Automobil Holding S.E.	1,629,094
	TOTAL PREFERRED STOCK
	(Cost $1,560,414)	1,629,094

	PRIVATE FUND — 7.1%
	RIEF Strategic Partners Fund LLC*	80,268,593
	TOTAL PRIVATE FUND
	(Cost $75,000,000)	80,268,593

	SHORT-TERM INVESTMENTS — 10.4%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 2.8%
	Collateral Pool Allocation	31,567,287

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
	MONEY MARKET FUNDS — 7.6%
85,759,568	JPMorgan Prime Money Market Fund - Institutional Shares, 2.42%[4]	$85,785,296
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $117,331,157)	117,352,583

	TOTAL INVESTMENTS — 96.8%
	(Cost $1,003,280,320)	1,096,483,349
	Other assets less liabilities — 3.2%	36,734,174
	TOTAL NET ASSETS — 100.0%	$1,133,217,523

*	Non-income producing security.
1	Rounds to less than 0.05%.
2	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $40,567,228.
3	Comprised of securities in separate entities that are traded as a single stapled security.
4	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUNDS

CHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 64.1%
	ALABAMA — 1.0%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 07/5/2019[1] [2]	$502,525
3,855,000	Black Belt Energy Gas District, 4.00%, 08/1/2047, Call 04/1/2022[1]	4,106,616
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/202[3]	567,250
2,605,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	3,016,486
	Southeast Alabama Gas Supply District
1,000,000	3.96%, 06/1/2049, Call 03/1/2024[1]	1,085,080
2,500,000	2.52% (LIBOR 1 Month+ 85 basis points), 06/1/2049, Call 03/1/2024[3]	2,464,625
475,000	Tuscaloosa County Industrial Development Authority, 4.50%, 05/1/2032, Call 05/1/2029[4]	512,401
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,363,885
		14,618,868
	ALASKA — 0.1%
1,200,000	Alaska Industrial Development & Export Authority, 3.50%, 12/1/2020, Call 12/1/2019	1,207,236

	ARIZONA — 2.4%
	Arizona Health Facilities Authority
1,500,000	4.00%, 01/1/2043, Call 01/1/2022	1,541,490
500,000	5.00%, 02/1/2043, Call 02/1/2023	539,555
	Arizona Industrial Development Authority
1,195,000	4.00%, 03/1/2027[4]	1,238,283
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	564,741
10,000,000	2.27%, 02/1/2048, Call 06/4/2019[1]	10,000,000
230,000	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/2027[4]	238,729
	City of Mesa Utility System Revenue
250,000	5.00%, 07/1/2034, Call 07/1/2028	308,883
2,000,000	5.00%, 07/1/2035, Call 07/1/2029	2,508,160
2,000,000	City of Phoenix Civic Improvement Corp., 5.00%, 07/1/2038, Call 07/1/2028	2,432,440
1,500,000	County of Pima, 4.00%, 07/1/2023	1,651,440
699,000	Eastmark Community Facilities District 1, 5.20%, 07/1/2039, Call07/1/2025[4]	716,517
	Industrial Development Authority of the City of Phoenix
480,000	7.00%, 07/1/2022, Call 07/1/2020	501,389
645,000	5.00%, 10/1/2036, Call 10/1/2026	735,081
1,000,000	5.00%, 06/1/2042, Call 06/1/2022	1,068,930
	Industrial Development Authority of the County of Pima
420,000	7.00%, 01/1/2022	421,336
500,000	6.75%, 03/1/2034, Call 03/1/2024	518,550
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[4]	351,499

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	$1,029,760
750,000	Maricopa County Industrial Development Authority, 2.88%, 07/1/2021[4]	749,317
2,000,000	Mohave County Unified School District No. 20 Kingman, BAM, 5.00%, 07/1/2025	2,385,300
740,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	817,337
1,975,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,494,622
1,250,000	State of Arizona, AGM, 5.25%, 10/1/2028, Call 10/1/2019	1,265,512
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	855,948
		34,934,819
	ARKANSAS — 0.1%
1,000,000	Arkansas Development Finance Authority, 4.50%, 09/1/2049, Call 09/1/20262 4	1,031,430

	CALIFORNIA — 5.8%
1,000,000	Bay Area Toll Authority, 2.67% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[3]	1,030,260
1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 07/5/2019	1,000,080
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	181,728
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,532,800
	California Municipal Finance Authority
200,000	6.63%, 01/1/2032, Call 01/1/2022[4]	211,612
500,000	7.00%, 06/1/2034, Call 06/1/2022	556,645
500,000	5.75%, 10/1/2034, Call 10/1/2021	513,660
905,000	5.00%, 10/1/2035, Call 10/1/2022	937,426
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,151,590
850,000	5.00%, 06/1/2046, Call 06/1/2026	950,249
1,000,000	California Municipal Finance Authority, AGM, 4.00%, 12/31/2047, Call 06/30/2028[2]	1,069,410
	California Pollution Control Financing Authority
1,000,000	5.00%, 07/1/2037, Call 07/1/20222 4	1,071,080
250,000	8.00%, 07/1/2039, Call 07/1/20272 4	275,230
	California School Finance Authority
700,000	5.00%, 08/1/2036, Call 08/1/2025[4]	780,507
1,000,000	5.00%, 08/1/2041, Call 08/1/2025[4]	1,105,380
500,000	5.00%, 10/1/2042, Call 10/1/2022[4]	529,775
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	374,251
980,000	0.00%, 06/1/2047, Call 06/1/2020* [5]	637,000
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,138,770
	California Statewide Communities Development Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$435,000	5.25%, 12/1/2043, Call 06/1/2028[4]	$501,068
2,005,000	5.25%, 12/1/2044, Call 12/1/2024	2,211,114
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,109,440
850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024	953,487
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[2]	711,456
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	223,316
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	556,835
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,024,270
1,000,000	City of Los Angeles Department of Airports, 5.00%, 05/15/2047, Call 05/15/2027[2]	1,172,500
835,000	City of Roseville, 5.00%, 09/1/2037, Call 09/1/2019	840,461
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	345,891
250,000	County of Madera, 5.38%, 03/15/2036, Call 03/15/2020	257,900
1,000,000	County of Sacramento Airport System Revenue, 5.00%, 07/1/2036, Call 07/1/2028	1,229,220
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	734,559
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,243,540
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,119,630
	Golden State Tobacco Securitization Corp.
2,000,000	5.30%, 06/1/2037, Call 06/1/2022	2,044,040
3,435,000	5.25%, 06/1/2047, Call 06/1/2022	3,458,564
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,084,450
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,131,820
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,057,260
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	555,740
250,000	Merced Designated Local Authority Redevelopment Agency Successor Agency, 6.50%, 09/1/2039, Call 09/1/2019	253,113
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	448,743
	National City Community Development Commission
500,000	5.75%, 08/1/2021	548,095
500,000	7.00%, 08/1/2032, Call 08/1/2021	560,870
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88%, 03/1/2032, Call 03/1/2020	155,057
1,000,000	Oakland Unified School District/Alameda County, 6.13%, 08/1/2029, Call 08/1/2019	1,007,740
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	255,101
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,444,500
2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,381,980

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	$1,124,160
2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041, Call 05/15/2026	2,322,300
500,000	Ridgecrest Redevelopment Agency, 6.13%, 06/30/2037, Call 06/30/2020	525,600
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	808,076
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,173,400
1,860,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	2,056,286
1,000,000	San Diego Association of Governments South Bay Expressway Revenue, 5.00%, 07/1/2042, Call 07/1/2027	1,184,750
	San Francisco City & County Airport Commission-San Francisco International Airport
2,500,000	5.00%, 05/1/2039, Call 05/1/2029[2]	3,045,800
2,500,000	5.00%, 05/1/2046, Call 05/1/2026[2]	2,880,575
2,000,000	5.00%, 05/1/2047, Call 05/1/2027	2,371,840
1,000,000	San Francisco City & County Redevelopment Agency, 6.63%, 08/1/2041, Call 02/1/2021	1,088,440
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,366,721
75,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	45,836
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	539,570
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,108,949
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 07/1/2024	576,400
500,000	6.25%, 07/1/2024	570,480
455,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021	488,802
490,000	Semitropic Improvement District, 5.00%, 12/1/2038, Call 12/1/2019	498,854
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,069,010
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	693,504
1,390,000	5.00%, 11/1/2033	1,756,696
1,500,000	State of California, 5.00%, 04/1/2028	1,923,975
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,087,360
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	104,116
	Tobacco Securitization Authority of Southern California
500,000	5.00%, 06/1/2037, Call 06/20/2019	502,530

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	5.13%, 06/1/2046, Call 06/20/2019	$1,002,160
1,000,000	Westminster Redevelopment Agency Successor Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,097,500
		85,682,903
	COLORADO — 2.7%
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	635,297
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,152,468
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	707,919
500,000	5.00%, 12/1/2043, Call 12/1/2023	532,205
	City & County of Denver Airport System Revenue
1,000,000	5.00%, 12/1/2035, Call 12/1/2028[2]	1,211,500
2,000,000	5.25%, 12/1/2043, Call 12/1/2028[2]	2,436,600
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 12/1/2019	500,230
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025	547,105
550,000	4.75%, 04/1/2030, Call 04/1/2022	571,455
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,040,460
600,000	6.25%, 11/1/2040, Call 11/1/2020	624,306
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	112,279
500,000	4.00%, 10/1/2039, Call 10/1/2024	523,625
500,000	5.13%, 12/1/2039, Call 12/1/2019	502,855
1,000,000	Colorado Educational & Cultural Facilities Authority, NATL, 5.25%, 03/1/2025	1,168,760
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	578,505
500,000	5.00%, 06/1/2036, Call 06/1/2027	576,900
1,000,000	7.75%, 08/1/2039, Call 08/1/2019	1,009,810
500,000	8.00%, 08/1/2043, Call 02/1/2024	568,265
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,228,100
500,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2047, Call 12/31/2024	548,015
	Denver Convention Center Hotel Authority
500,000	5.00%, 12/1/2034, Call 12/1/2026	575,695
550,000	5.00%, 12/1/2040, Call 12/1/2026	628,265
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,599,316
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020	257,362
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	455,430

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
	E-470 Public Highway Authority, NATL-RE
$320,000	0.00%, 09/1/2028, Call 09/1/2020	$199,053
480,000	0.00%, 09/1/2030	354,408
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75%, 03/1/2032, Call 03/1/2020	246,208
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,493,340
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,077,892
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	774,465
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	2,096,627
4,146	Mount Carbon Metropolitan District, 7.00%, 06/1/2043	3,732
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,163,379
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020	1,131,991
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	498,856
	Regional Transportation District
1,000,000	6.00%, 01/15/2041, Call 07/15/2020	1,038,290
4,000,000	5.00%, 11/1/2041, Call 11/1/2026	4,728,480
433,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	432,381
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	141,446
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	625,399
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,183,070
		40,481,744
	CONNECTICUT — 0.1%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 07/5/2019[2]	492,200
90,000	Connecticut State Health & Educational Facility Authority, 5.00%, 07/1/2037, Call 07/1/2027	105,737
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,113,940
		1,711,877
	DELAWARE — 0.2%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[4]	1,078,560
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,695,045
		2,773,605
	DISTRICT OF COLUMBIA — 0.6%
2,000,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/2043, Call 04/1/2028	2,405,300
	Metropolitan Washington Airports Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DISTRICT OF COLUMBIA (Continued)
$1,000,000	5.00%, 10/1/2032, Call 10/1/2028[2]	$1,221,770
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[2]	1,639,822
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	2,129,418
655,000	5.00%, 10/1/2044, Call 10/1/2024[2]	739,875
1,000,000	Washington Convention & Sports Authority, 5.00%, 10/1/2030, Call 10/1/2027	1,228,690
		9,364,875
	FLORIDA — 4.4%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,493,331
915,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	941,114
870,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	886,330
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	106,049
1,350,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 07/5/2019	1,371,924
	Capital Trust Agency, Inc.
500,000	4.38%, 06/15/2027[4]	505,225
810,000	5.35%, 07/1/2029, Call 07/1/2020	833,498
100,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	106,526
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	557,670
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	576,855
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,700,732
1,000,000	City of Tampa, 5.00%, 05/1/2037, Call 05/1/2028	1,217,280
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	527,215
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[2]	1,146,540
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,739,583
1,740,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2033, Call 10/1/2024[2]	1,975,718
1,395,000	County of Miami-Dade Aviation Revenue, AGC, 5.00%, 10/1/2028, Call 10/1/2019	1,411,196
3,000,000	County of Palm Beach, 5.00%, 05/1/2028, Call 05/1/2026	3,655,110
65,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	65,123
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	798,435
2,000,000	7.63%, 06/15/2041, Call 06/15/2021	2,152,580
2,500,000	6.38%, 01/1/2049, Call 01/1/20201 2 4	2,516,400
2,500,000	6.50%, 01/1/2049, Call 01/1/20201 2 4	2,516,400

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	$534,305
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,093,760
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	511,745
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/15/2023[2]	1,058,330
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[2]	1,919,628
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,181,630
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[2]	2,368,940
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,388,440
	Lake Ashton Community Development District
130,000	5.00%, 05/1/2025	134,424
420,000	5.00%, 05/1/2037, Call 05/1/2025	424,259
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,750,375
100,000	Lee County Industrial Development Authority, 5.75%, 06/15/2042, Call 06/15/2022	100,909
2,000,000	Lee Memorial Health System, 5.00%, 04/1/2044, Call 04/1/2029	2,383,480
910,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	956,829
	Mediterra South Community Development District
90,000	5.10%, 05/1/2031, Call 05/1/2022	97,070
385,000	5.00%, 05/1/2034, Call 05/1/2023	377,061
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 11/15/2019	1,506,630
1,000,000	5.00%, 11/15/2039, Call 11/15/2024	1,113,850
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	681,761
500,000	5.75%, 11/1/2036, Call 11/1/2026[4]	479,805
320,000	5.25%, 09/15/2044, Call 09/15/2024	345,450
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	114,792
	Palm Beach County Health Facilities Authority
525,000	6.75%, 06/1/2024, Call 06/1/2022	589,727
850,000	5.00%, 12/1/2031, Call 12/1/2024	962,514
500,000	5.00%, 11/1/2043, Call 11/1/2022	530,410
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	812,460
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	794,403
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,769,310
1,000,000	Sarasota County Public Hospital District, 5.00%, 07/1/2041, Call 07/1/2028	1,172,200
	South Miami Health Facilities Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$900,000	5.00%, 08/15/2042, Call 08/15/2027	$1,048,833
1,650,000	5.00%, 08/15/2047, Call 08/15/2027	1,915,617
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	107,296
735,000	Tolomato Community Development District, 5.40%, 05/1/2037, Call 07/5/2019	735,904
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,299,700
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	150,603
465,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	477,253
		65,690,537
	GEORGIA — 1.1%
1,000,000	Appling County Development Authority, 2.40%, 01/1/2038[1]	1,000,470
	Burke County Development Authority
1,500,000	2.05%, 10/1/2032[1]	1,499,130
500,000	2.25%, 10/1/2032[1]	502,870
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	1,053,670
1,000,000	3.00%, 11/1/2045[1]	1,015,500
	City of Atlanta Water & Wastewater Revenue, AGM
165,000	5.25%, 11/1/2034, Call 11/1/2019	167,574
85,000	5.25%, 11/1/2034, Call 11/1/2019	86,273
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	582,695
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	1,030,160
750,000	Gainesville & Hall County Development Authority, 6.63%, 11/15/2039, Call 11/15/2019	767,025
130,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020	132,314
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,233,045
500,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	514,985
1,315,000	Main Street Natural Gas, Inc., 5.00%, 05/15/2034, Call 05/15/2029	1,562,693
500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020	520,130
1,695,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,864,687
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/1/2020	631,464
2,500,000	Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.00%, 10/1/2041, Call 10/1/2021	2,655,825
		16,820,510
	GUAM — 0.2%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	545,050
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,090,160

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GUAM (Continued)
$450,000	5.63%, 07/1/2040, Call 07/1/2020	$469,962
1,000,000	Territory of Guam, 7.00%, 11/15/2039, Call 11/15/2019	1,025,000
		3,130,172
	HAWAII — 0.3%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	538,310
2,800,000	State of Hawaii, 5.00%, 01/1/2038, Call 01/1/2028	3,391,584
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[2]	1,176,590
		5,106,484
	IDAHO — 0.2%
	Idaho Health Facilities Authority
300,000	4.38%, 07/1/2034, Call 07/1/2024[4]	318,096
1,040,000	5.00%, 12/1/2047, Call 12/1/2027	1,220,086
	Idaho Housing & Finance Association
250,000	6.00%, 06/1/2038, Call 07/5/2019	250,440
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	419,513
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	464,555
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	627,998
		3,300,688
	ILLINOIS — 6.8%
	Chicago Board of Education
1,000,000	5.00%, 12/1/2021	1,053,050
100,000	5.75%, 04/1/2034, Call 04/1/2027	116,470
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,194,700
180,000	5.00%, 04/1/2037, Call 04/1/2027	198,203
500,000	5.00%, 04/1/2038, Call 04/1/2028	554,495
500,000	5.25%, 12/1/2039, Call 12/1/2024	539,040
500,000	5.00%, 12/1/2042, Call 12/1/2022	521,415
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,323,971
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,287,572
1,000,000	Chicago Board of Education, NATL, 0.00%, 12/1/2022	905,300
	Chicago O'Hare International Airport
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	587,175
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,814,225
680,000	Chicago Park District, 5.00%, 11/15/2024	775,404
	Chicago Transit Authority
475,000	5.25%, 12/1/2030, Call 12/1/2021	506,160
2,500,000	5.00%, 12/1/2046, Call 12/1/2026	2,803,300
	City of Chicago
615,000	4.50%, 01/1/2021, Call 01/1/2020	625,658

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	4.84%, 04/15/2028, Call 01/16/2023[4]	$1,009,220
1,000,000	5.25%, 01/1/2035, Call 01/1/2021	1,029,830
1,000,000	5.50%, 01/1/2035, Call 01/1/2025	1,102,700
2,380,000	6.00%, 01/1/2038, Call 01/1/2027	2,765,251
500,000	5.50%, 01/1/2040, Call 01/1/2025	546,295
900,000	5.00%, 01/1/2041, Call 01/1/2022	979,506
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,064,080
	City of Chicago Wastewater Transmission Revenue
665,000	5.00%, 01/1/2034, Call 01/1/2025	738,349
3,000,000	5.00%, 01/1/2039, Call 01/1/2024	3,240,300
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call	1,138,720
	11/1/2024
	County of Cook
1,000,000	5.25%, 11/15/2022, Call 11/15/2020	1,050,680
2,000,000	5.25%, 11/15/2033, Call 11/15/2020	2,085,520
1,500,000	6.75%, 10/15/2040, Call 10/15/2020[1]	1,560,360
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,134,720
570,000	3.90%, 11/1/2036, Call 11/1/2027	606,337
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	812,665
235,000	5.00%, 08/15/2026, Call 08/15/2020	244,776
465,000	5.00%, 08/15/2026, Call 08/15/2020	483,991
425,000	5.00%, 08/1/2027	500,000
465,000	5.00%, 11/1/2027, Call 11/1/2019	471,687
500,000	5.00%, 08/1/2028, Call 08/1/2027	587,265
2,135,000	5.00%, 03/1/2031, Call 03/1/2027	2,497,395
600,000	5.75%, 10/1/2032, Call 10/1/2022	649,446
670,000	5.00%, 03/1/2033, Call 03/1/2027	777,213
1,000,000	5.00%, 08/1/2033, Call 08/1/2024	1,129,860
315,000	5.00%, 02/15/2034, Call 02/15/2027	373,634
500,000	5.00%, 03/1/2034, Call 03/1/2027	577,770
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,176,820
500,000	7.75%, 08/15/2034, Call 08/15/2019	506,110
1,000,000	5.00%, 04/1/2036, Call 07/5/2019	1,002,700
225,000	5.00%, 02/15/2037, Call 08/15/2027	252,781
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,884,840
1,000,000	6.88%, 08/15/2038, Call 08/15/2019	1,010,590
550,000	5.00%, 09/1/2042, Call 09/1/2024	612,150
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	2,163,931

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$2,100,000	5.00%, 02/15/2047, Call 08/15/2027	$2,322,684
1,790,000	4.00%, 06/1/2047, Call 06/1/2022	1,839,028
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,089,120
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,077,120
250,000	Illinois Finance Authority, AGM, 5.25%, 03/1/2030, Call 03/1/2020	256,940
3,000,000	Illinois Housing Development Authority, 1.80%, 12/1/2020[1]	3,000,000
485,000	Illinois Sports Facilities Authority, 5.00%, 06/15/2021	502,120
1,000,000	Illinois Sports Facilities Authority, AGM, 5.25%, 06/15/2032, Call 06/15/2024	1,115,340
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,171,040
530,000	Metropolitan Pier & Exposition Authority, 5.00%, 06/15/2057, Call 12/15/2027	576,364
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	745,450
3,300,000	0.00%, 12/15/2030	2,306,535
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,706,384
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,183,359
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	528,145
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 06/1/2021	832,276
3,000,000	5.00%, 06/1/2024	3,437,880
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,066,070
2,000,000	Sales Tax Securitization Corp., 5.00%, 01/1/2034, Call 01/1/2028	2,307,260
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,236,170
	State of Illinois
500,000	5.00%, 03/1/2024, Call 03/1/2022	533,905
1,000,000	5.00%, 11/1/2025	1,136,600
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,665,090
1,000,000	5.00%, 05/1/2028, Call 05/1/2024	1,096,700
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,838,260
500,000	5.00%, 03/1/2037, Call 03/1/2022	522,195
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	1,041,910
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,596,510
205,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	210,871
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,129,820
	Will County Community High School District No. 210 Lincoln-Way
550,000	0.00%, 01/1/2031	355,575
250,000	0.00%, 01/1/2032	153,705

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00%, 01/1/2024	$1,194,372
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,092,220
865,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	867,898
		101,308,546
	INDIANA — 1.6%
1,820,000	Ball State University, 5.00%, 07/1/2036, Call 07/1/2028	2,213,775
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022[2]	1,026,590
1,500,000	City of Whiting, 2.17% (SIFMA Municipal Swap Index Yield+ 75 basis points), 12/1/2044, Call 06/28/20192 3	1,500,645
	Indiana Finance Authority
505,000	6.00%, 12/1/2019	512,711
710,000	6.00%, 12/1/2026, Call 06/1/2020	727,637
2,000,000	5.00%, 02/1/2030, Call 02/1/2028	2,518,940
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,287,490
250,000	5.25%, 11/1/2039, Call 11/1/2019	253,850
8,000,000	2.35%, 12/1/2039, Call 07/1/2019[1]	8,000,000
1,340,000	Indiana Municipal Power Agency, 5.00%, 01/1/2036, Call 07/1/2026	1,577,033
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,266,975
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[2]	556,725
		24,442,371
	IOWA — 1.0%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,087,750
8,000,000	2.22%, 02/15/2039, Call 06/4/2019[1]	8,000,000
2,520,000	4.75%, 08/1/2042, Call 08/1/2022	2,624,807
250,000	Iowa Finance Authority, AGC, 5.25%, 08/15/2029, Call 08/15/2019	251,833
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	531,980
	Iowa Student Loan Liquidity Corp.
855,000	4.63%, 12/1/2019[2]	863,866
650,000	5.50%, 12/1/2025, Call 12/1/2019	661,752
	Iowa Tobacco Settlement Authority
800,000	5.60%, 06/1/2034, Call 07/5/2019	800,008
410,000	5.38%, 06/1/2038, Call 07/5/2019	409,996
		15,231,992
	KANSAS — 0.0%[6]
500,000	Overland Park Development Corp., AMBAC, 5.13%, 01/1/2032, Call 07/5/2019	500,765

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	KENTUCKY — 0.7%
	Kentucky Economic Development Finance Authority
$200,000	5.00%, 06/1/2037, Call 06/1/2027	$222,176
2,600,000	5.00%, 01/1/2045, Call 07/1/2025	2,822,248
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,490,252
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	893,941
	Kentucky Public Energy Authority
1,600,000	4.00%, 01/1/2049, Call 10/1/20241	1,757,328
1,950,000	4.00%, 12/1/2049, Call 03/1/20251	2,140,495
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,149,890
		10,476,330
	LOUISIANA — 1.1%
1,175,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,264,347
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021	498,750
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,782,645
	Louisiana Local Government Environmental Facilities & Community Development Authority
500,000	6.50%, 11/1/2035, Call 11/1/2020	531,215
1,205,000	5.00%, 10/1/2041, Call 10/1/2027	1,391,004
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,155,580
	Louisiana Public Facilities Authority
1,000,000	5.00%, 12/15/2021	1,084,110
500,000	8.13%, 12/15/2033, Call 12/15/2023	538,865
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,121,360
920,000	6.50%, 07/1/2036, Call 07/1/20232 4	1,014,383
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,611,064
1,500,000	New Orleans Aviation Board, 5.00%, 01/1/2048, Call 01/1/2027[2]	1,703,475
500,000	New Orleans Aviation Board, AGM, 5.00%, 10/1/2035, Call 10/1/2028	595,680
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,470,798
1,000,000	State of Louisiana, 4.00%, 09/1/2032, Call 09/1/2026	1,106,760
		16,870,036
	MAINE — 0.4%
	Maine Health & Higher Educational Facilities Authority
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,899,821
700,000	5.00%, 07/1/2035, Call 07/1/2027	823,452
420,000	5.00%, 07/1/2040, Call 07/1/2020	433,856

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MAINE (Continued)
$1,500,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	$1,854,765
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 07/5/2019[2]	502,525
		5,514,419
	MARYLAND — 1.7%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,984,075
1,525,000	5.00%, 09/1/2036, Call 09/1/2027	1,751,768
1,000,000	5.00%, 09/1/2046, Call 09/1/2027	1,127,900
1,330,000	County of Prince George's, 7.00%, 08/1/2048, Call 11/1/2026	1,472,057
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,746,560
4,750,000	Maryland Community Development Administration Multi-Family Mortgage Revenue, 2.52%, 02/1/2021[4]	4,767,147
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[2]	1,166,910
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,995,569
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,125,410
500,000	5.00%, 07/1/2045, Call 07/1/2025	559,580
	Maryland Stadium Authority
2,000,000	5.00%, 05/1/2036, Call 05/1/2028	2,412,620
2,000,000	5.00%, 05/1/2046, Call 05/1/2026	2,309,940
1,000,000	5.00%, 05/1/2047, Call 05/1/2028	1,184,130
		25,603,666
	MASSACHUSETTS — 1.0%
1,500,000	Commonwealth of Massachusetts, 4.00%, 05/1/2036, Call 05/1/2028	1,680,930
	Massachusetts Development Finance Agency
400,000	5.25%, 12/1/2025, Call 12/1/2019	407,420
600,000	5.00%, 07/1/2034, Call 07/1/2027	698,490
2,000,000	5.00%, 07/1/2038[1]	2,290,840
1,000,000	4.00%, 07/1/2044, Call 01/1/2029	1,060,380
650,000	Massachusetts Development Finance Agency, 4.00%, 6/1/2049, Call 6/1/2029	683,963
	Massachusetts Educational Financing Authority
1,500,000	5.00%, 01/1/2021[2]	1,575,030
300,000	5.50%, 01/1/2022, Call 01/1/2020	306,990
240,000	6.00%, 01/1/2028, Call 01/1/2020	244,723
1,000,000	5.00%, 07/1/2028[2]	1,227,900
1,000,000	5.00%, 07/1/2029[2]	1,241,630
200,000	4.25%, 07/1/2046, Call 07/1/2026[2]	212,002

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MASSACHUSETTS (Continued)
$1,685,000	Massachusetts Health & Educational Facilities Authority, 2.05%, 11/1/2049, Call 06/4/2019[1]	$1,685,000
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,185,500
		14,500,798
	MICHIGAN — 2.4%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	551,155
1,000,000	Flint Hospital Building Authority, 4.00%, 07/1/2019	1,001,010
	Grand Rapids Public Schools, AGM
1,170,000	5.00%, 05/1/2022	1,284,356
685,000	5.00%, 05/1/2024	793,155
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,159,940
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	291,937
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 07/5/2019	274,357
3,500,000	4.50%, 10/1/2029, Call 10/1/2024	3,776,780
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,294,641
1,670,000	5.00%, 12/1/2032, Call 06/1/2022	1,818,814
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,842,750
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,154,600
500,000	5.00%, 07/1/2035, Call 07/1/2025	574,060
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,094,270
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,155,550
2,500,000	5.00%, 12/1/2047, Call 12/1/2022	2,712,100
855,000	5.00%, 12/1/2048, Call 12/1/2028	1,013,089
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,636,513
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	1,085,720
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,508,050
	Michigan State Hospital Finance Authority
250,000	5.63%, 11/15/2029, Call 11/15/2019	254,633
2,000,000	2.40%, 11/15/2047[1]	2,035,180
945,000	Michigan State Housing Development Authority, 2.81% (LIBOR 3 Month+ 100 basis points), 04/1/2042, Call 04/1/20212 3	953,042
855,000	Michigan Strategic Fund, 7.00%, 12/1/2030, Call 12/1/20231 2 4	969,638
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/1/2022	258,590
500,000	Summit Academy, 6.38%, 11/1/2035, Call 07/5/2019	500,300
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,781,385
		35,775,615

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MINNESOTA — 0.3%
$250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	$268,930
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	70,627
	Housing & Redevelopment Authority of The City of Saint Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,205,440
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,548,990
415,000	5.50%, 09/1/2043, Call 09/1/2020	425,574
495,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	537,714
		4,057,275
	MISSISSIPPI — 0.2%
500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 2 4	530,365
2,000,000	Mississippi Home Corp., GNMA/FNMA/FHLMC, 1.18%, 12/1/2020, Call 12/1/2019[1]	2,002,000
		2,532,365
	MISSOURI — 0.6%
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	749,286
685,000	5.00%, 01/1/2032, Call 01/1/2028	843,399
350,000	5.00%, 01/1/2034, Call 01/1/2028	428,159
250,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 10/1/2019	252,558
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	731,878
445,000	5.00%, 10/1/2047, Call 10/1/2027	506,908
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00%, 06/1/2034, Call 06/1/2020	863,824
685,000	4.00%, 02/15/2039, Call 02/15/2029	749,979
1,150,000	6.00%, 02/1/2041, Call 02/1/2021	1,208,294
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,170,880
350,000	4.00%, 11/15/2049, Call 11/15/2027	372,603
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,644,692
		9,522,460
	NEBRASKA — 0.3%
	Central Plains Energy Project
1,875,000	5.00%, 09/1/2027, Call 09/1/2022	2,033,437
2,500,000	5.00%, 09/1/2032, Call 09/1/2022	2,711,250
250,000	5.25%, 09/1/2037, Call 09/1/2022	273,148
		5,017,835

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEVADA — 0.7%
$240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	$272,141
1,000,000	City of Sparks, 6.75%, 06/15/2028, Call 06/20/2019[4]	1,000,950
1,000,000	County of Clark, 5.00%, 06/1/2043, Call 06/1/2028	1,200,110
700,000	County of Clark Department of Aviation, 5.00%, 07/1/2030, Call 01/1/2020	713,559
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,115,360
1,000,000	Las Vegas Convention & Visitors Authority, 5.00%, 07/1/2043, Call 07/1/2028	1,181,210
	Las Vegas Valley Water District
2,000,000	5.00%, 06/1/2039, Call 12/1/2024	2,302,560
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,332,480
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	638,435
		10,756,805
	NEW HAMPSHIRE — 0.4%
	New Hampshire Health and Education Facilities Authority Act
2,000,000	5.00%, 07/1/2037, Call 07/1/2027	2,307,180
215,000	5.00%, 08/1/2037, Call 02/1/2028	254,962
3,000,000	5.00%, 07/1/2041, Call 01/1/2028	3,546,540
		6,108,682
	NEW JERSEY — 2.2%
	New Jersey Economic Development Authority
600,000	5.13%, 09/15/2023, Call 08/20/2022[2]	648,138
1,500,000	5.00%, 03/1/2024, Call 03/1/2023	1,642,830
1,000,000	5.25%, 09/1/2025, Call 03/1/2021	1,054,440
2,000,000	3.13%, 07/1/2029, Call 07/1/2027	2,015,840
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	1,011,840
100,000	5.00%, 07/15/2032, Call 07/15/2027	113,612
1,000,000	5.00%, 06/15/2033, Call 06/15/2027	1,144,270
500,000	5.00%, 07/1/2033, Call 07/1/2027	572,400
280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	289,884
880,000	5.00%, 06/15/2036, Call 12/15/2026	991,038
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	362,250
1,250,000	5.75%, 09/1/2050, Call 09/1/2028[4]	1,344,450
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,120,400
500,000	New Jersey Health Care Facilities Financing Authority, 5.75%, 07/1/2037, Call 07/5/2019	501,455
1,175,000	New Jersey Health Care Facilities Financing Authority, AGM, 5.00%, 07/1/2046, Call 07/1/2025	1,315,542
	New Jersey Higher Education Student Assistance Authority
1,000,000	5.25%, 06/1/2020, Call 06/17/2019	1,000,710

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$1,000,000	5.00%, 12/1/2025[2]	$1,174,490
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	606,065
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	908,284
4,575,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[2]	4,756,353
	New Jersey Transportation Trust Fund Authority
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	2,143,650
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,325,320
750,000	5.00%, 06/15/2044, Call 06/15/2024	813,712
2,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	2,273,900
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,875,908
		32,006,781
	NEW MEXICO — 0.3%
830,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 07/5/2019[2]	830,581
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	847,252
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,057,608
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/1/2020[4]	1,079,212
		3,814,653
	NEW YORK — 4.2%
400,000	Brooklyn Arena Local Development Corp., 6.00%, 07/15/2030, Call 01/15/2020	411,628
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023	465,453
	City of New York
2,000,000	5.00%, 03/1/2026, Call 03/1/2024	2,320,480
2,000,000	5.00%, 04/1/2040, Call 04/1/2028	2,409,960
1,000,000	Hempstead Town Local Development Corp., 6.24%, 02/1/2047, Call 02/1/2027	1,037,430
2,000,000	Metropolitan Transportation Authority, 5.00%, 11/15/2033, Call 05/15/2028	2,441,760
2,500,000	Metropolitan Transportation Authority, AGM, 2.29% (LIBOR 1 Month+ 57 basis points), 11/1/2032[3]	2,504,050
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	719,420
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 07/5/2019	1,503,705
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 07/5/2019	1,005,180
2,000,000	New York City Transitional Finance Authority Building Aid Revenue, SAW, 5.00%, 07/15/2037, Call 07/15/2028	2,432,880
	New York City Water & Sewer System
1,500,000	5.00%, 06/15/2032, Call 06/15/2027	1,841,385

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$11,215,000	2.20%, 06/15/2045, Call 06/4/2019[1]	$11,215,000
5,000,000	5.00%, 06/15/2047, Call 12/15/2022	5,523,950
950,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	1,018,381
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,317,990
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	2,229,580
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	1,093,490
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,791,510
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	1,080,570
2,000,000	5.00%, 02/15/2044, Call 02/15/2025	2,295,120
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,147,050
1,000,000	New York Transportation Development Corp., 5.25%, 01/1/2050, Call 07/1/2024[2]	1,108,380
2,000,000	Niagara Falls Bridge Commission, NATL, 6.25%, 10/1/2021	2,210,260
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	261,828
500,000	5.00%, 07/1/2045, Call 07/1/2025	556,040
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020	623,046
1,000,000	5.00%, 09/1/2037, Call 09/1/2028	1,234,640
4,500,000	5.00%, 10/15/2041, Call 10/15/2025	5,276,430
265,000	6.00%, 12/1/2042, Call 12/1/2020	280,595
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025	1,750,755
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	949,281
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	830,632
		62,887,859
	NORTH CAROLINA — 0.8%
8,000,000	Charlotte-Mecklenburg Hospital Authority, 2.23%, 01/15/2048, Call 06/4/2019[1]	8,000,000
1,000,000	County of New Hanover, AGM, 5.00%, 10/1/2027, Call 10/1/2019	1,011,440
2,000,000	North Carolina Medical Care Commission, 5.00%, 12/1/2033, Call 12/1/2022	2,197,840
		11,209,280
	NORTH DAKOTA — 0.2%
1,000,000	County of Burleigh, 4.38%, 04/15/2026	1,030,740
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	2,203,860
		3,234,600

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OHIO — 1.2%
$1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	$1,005,610
830,000	City of Akron, 5.00%, 12/1/2026	953,280
400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	429,696
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	773,438
500,000	County of Allen Hospital Facilities Revenue, 5.00%, 06/1/2038, Call 06/1/2020	517,010
1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020	1,058,560
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	528,730
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,731,645
	Ohio Air Quality Development Authority
500,000	0.00%, 06/1/2018* [5]	500,000
1,000,000	5.63%, 10/1/2019	1,007,390
1,000,000	0.00%, 12/1/2023* 1 5	925,000
2,665,000	Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/2037, Call 02/15/2028	3,201,305
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,816,185
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,085,490
1,000,000	State of Ohio, 5.60%, 08/1/2032, Call 07/5/20191 2	1,001,720
		17,535,059
	OKLAHOMA — 0.4%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	1,042,516
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,183,510
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[2]	1,170,690
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	2,168,640
		5,565,356
	OREGON — 0.2%
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,133,130
765,000	5.00%, 10/1/2046, Call 10/1/2026	851,315
1,000,000	Port of Portland Airport Revenue, 5.00%, 07/1/2044, Call 07/1/2029[2]	1,199,680
		3,184,125
	PENNSYLVANIA — 2.4%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	338,379
1,000,000	Allegheny County Hospital Development Authority, 5.50%, 08/15/2034, Call 08/15/2019	1,007,270
	Allegheny County Industrial Development Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$130,000	6.75%, 11/1/2024, Call 11/1/2019	$131,508
95,000	6.00%, 07/15/2038, Call 07/15/2023	100,584
1,000,000	Allentown City School District, AGM SAW, 4.00%, 02/15/2021	1,038,470
450,000	Berks County Industrial Development Authority, 5.00%, 05/15/2032, Call 05/15/2027	513,432
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	109,000
280,000	5.38%, 10/15/2042, Call 10/15/2022	289,761
1,125,000	Coatesville School District, AGM SAW, 5.00%, 08/1/2022	1,230,165
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	2,189,106
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,195,390
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	429,887
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	297,097
1,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, 5.63%, 07/1/2036, Call 07/1/2022	1,084,510
2,000,000	Manheim Township School District, 2.11% (LIBOR 1 Month+ 42 basis points), 11/1/2021[3]	1,998,820
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	771,394
	Montgomery County Industrial Development Authority
1,100,000	5.00%, 11/15/2028, Call 05/15/2022	1,194,193
400,000	5.00%, 11/15/2029, Call 05/15/2022	433,484
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020	301,403
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,717,500
	Pennsylvania Economic Development Financing Authority
345,000	6.25%, 10/15/2023, Call 10/15/2019	350,786
250,000	6.40%, 12/1/2038, Call 09/1/2025	264,155
	Pennsylvania Higher Educational Facilities Authority
1,000,000	5.00%, 08/15/2027	1,242,990
600,000	5.80%, 07/1/2030, Call 07/1/2020	627,204
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,156,330
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,338,560
500,000	5.00%, 12/1/2041, Call 06/1/2026	579,990
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,174,480
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,173,160
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	955,884
500,000	8.00%, 01/1/2033, Call 01/1/2023	553,865
500,000	6.88%, 06/15/2033, Call 06/15/2023	557,345

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$1,000,000	6.60%, 11/1/2047, Call 11/1/2027	$1,009,540
440,000	Quakertown General Authority, 4.00%, 07/1/2022	441,126
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,147,720
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	1,035,770
2,000,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,474,960
1,150,000	St. Mary Hospital Authority, 5.00%, 11/15/2023	1,314,852
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	312,194
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	590,850
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	542,765
		36,215,879
	RHODE ISLAND — 0.3%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,745,679
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 09/1/2033, Call 09/1/2023	1,183,780
1,000,000	8.38%, 01/1/2046, Call 01/1/2021	1,106,430
		4,035,889
	SOUTH CAROLINA — 1.6%
1,000,000	City of Columbia SC Waterworks & Sewer System Revenue, 5.00%, 02/1/2043, Call 02/1/2023	1,095,180
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,229,260
2,500,000	Patriots Energy Group Financing Agency, 4.00%, 10/1/2048, Call 11/1/2023[1]	2,731,350
	South Carolina Jobs-Economic Development Authority
500,000	6.00%, 02/1/2035, Call 02/1/20232 4	519,840
1,000,000	5.00%, 11/1/2043, Call 05/1/2028	1,174,550
10,000,000	2.16%, 05/1/2048, Call 06/4/2019[1]	10,000,000
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021	1,101,830
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,383,760
	South Carolina Public Service Authority
730,000	5.00%, 12/1/2055, Call 06/1/2025	819,542
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,163,981
		23,219,293
	SOUTH DAKOTA — 0.1%
	South Dakota Health & Educational Facilities Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH DAKOTA (Continued)
$555,000	5.00%, 09/1/2040, Call 09/1/2027	$646,164
1,235,000	5.00%, 11/1/2045, Call 11/1/2025	1,398,490
		2,044,654
	TENNESSEE — 0.8%
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024	555,795
1,220,000	5.00%, 10/1/2044, Call 10/1/2024	1,339,036
	Johnson City Health & Educational Facilities Board
500,000	6.50%, 07/1/2038, Call 07/1/2020	526,610
2,000,000	5.00%, 08/15/2042, Call 08/15/2022	2,120,720
	Knox County Health Educational & Housing Facility Board
365,000	5.25%, 05/1/2025, Call 11/1/2024[4]	332,245
45,000	6.00%, 05/1/2034, Call 11/1/2024[4]	39,615
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 1.55%, 11/15/2030[1]	2,000,540
35,000	Shelby County Health Educational & Housing Facilities Board, AGM, 2.18%, 06/1/2042, Call 06/4/2019[1]	35,000
	Tennessee Energy Acquisition Corp.
1,055,000	5.00%, 02/1/2025	1,207,901
1,000,000	5.63%, 09/1/2026	1,206,410
1,000,000	4.00%, 05/1/2048, Call 02/1/2023[1]	1,068,930
1,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	1,645,470
		12,078,272
	TEXAS — 5.2%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	86,365
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	371,059
	Central Texas Regional Mobility Authority
500,000	6.75%, 01/1/2041, Call 01/1/2021	540,375
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,317,240
2,000,000	City of Arlington, AGM, 5.00%, 02/15/2048, Call 02/15/2028	2,346,300
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,171,200
1,500,000	City of Fort Worth, 5.00%, 03/1/2027, Call 03/1/2026	1,810,185
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	270,045
	City of Houston
500,000	5.25%, 09/1/2028, Call 09/1/2021	537,930
1,000,000	4.00%, 03/1/2033, Call 03/1/2027	1,104,550
750,000	City of Houston Airport System Revenue, 5.00%, 07/15/2035, Call 07/15/2025[2]	829,260
1,500,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[4]	1,577,490
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	920,332

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
	Clifton Higher Education Finance Corp.
$500,000	5.00%, 08/15/2042, Call 08/15/2022	$529,560
100,000	4.40%, 12/1/2047, Call 12/1/2022	101,356
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,543,980
3,000,000	Dallas/Fort Worth International Airport, 5.00%, 11/1/2042, Call 11/1/2021[2]	3,181,860
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,098,480
330,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	388,080
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,257,840
3,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	3,627,660
1,000,000	Harris County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2022	1,113,260
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,330,191
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	488,775
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 10/1/20212 4	535,380
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	612,402
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	1,027,080
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,352,245
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	431,288
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,656,570
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,509,320
830,000	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	853,215
1,050,000	North Texas Municipal Water District, 5.00%, 06/1/2024	1,223,376
95,000	North Texas Tollway Authority, 6.00%, 01/1/2028, Call 07/5/2019	95,303
905,000	Northside Independent School District, PSF, 1.75%, 06/1/2032, Call 06/25/2019[1]	905,063
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,221,460
1,000,000	Red River Health Facilities Development Corp., 0.00%, 12/15/2047, Call 12/1/2021* [5]	662,500
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 08/1/2021	1,070,240
290,000	5.50%, 08/1/2027	357,538
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	2,026,185
1,000,000	San Antonio Water System, 2.00%, 05/1/2043, Call 11/1/2021[1]	1,005,310
	State of Texas
2,000,000	5.00%, 10/1/2026, Call 10/1/2025	2,410,740
2,500,000	5.00%, 10/1/2036, Call 10/1/2025	2,948,075

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$4,295,000	5.00%, 04/1/2042, Call 04/1/2022	$4,663,296
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 09/1/2025, Call 09/1/2023	1,092,850
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,205,940
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,646,795
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	660,744
155,000	6.25%, 12/15/2026	181,736
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022	548,550
500,000	5.00%, 12/15/2031, Call 12/15/2022	544,570
	Texas Private Activity Bond Surface Transportation Corp.
1,000,000	7.50%, 06/30/2032, Call 06/30/2020	1,063,120
1,345,000	7.00%, 06/30/2040, Call 06/30/2020	1,419,069
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	460,564
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,669,245
5,000,000	5.00%, 04/15/2049, Call 10/15/2028	6,020,350
	Town of Westlake
400,000	5.50%, 09/1/2025	406,028
200,000	6.13%, 09/1/2035, Call 09/1/2025	204,602
1,200,000	Uptown Development Authority, 5.00%, 9/1/2036, Call 9/1/2026	1,348,668
		76,582,790
	UTAH — 1.1%
	County of Utah
200,000	5.00%, 05/15/2036, Call 05/15/2028	244,820
3,000,000	5.00%, 05/15/2043, Call 05/15/2021	3,172,290
8,000,000	County of Weber, 2.24%, 02/15/2031, Call 06/4/2019[1]	8,000,000
	Salt Lake City Corp. Airport Revenue
1,200,000	5.00%, 07/1/2026[2]	1,446,636
1,000,000	5.25%, 07/1/2048, Call 07/1/2028[2]	1,200,960
	Utah Charter School Finance Authority
280,000	3.63%, 06/15/2021[4]	278,886
1,300,000	4.50%, 07/15/2027[4]	1,356,927
500,000	5.25%, 06/15/2037, Call 06/15/2027[4]	518,210
		16,218,729
	VERMONT — 0.1%
500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021	536,175
1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022[2]	1,524,558
		2,060,733

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA — 1.0%
$715,000	Celebrate North Community Development Authority, 0.00%, 03/1/2018* [5]	$429,000
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,136,040
1,440,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 04/15/2020[2]	1,457,827
2,000,000	Hampton Roads Sanitation District, 5.00%, 10/1/2030, Call 10/1/2027	2,488,600
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,228,480
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 07/1/2038, Call 07/1/2020[1]	5,187
245,000	5.00%, 07/1/2038, Call 07/1/2020	252,083
	Virginia Commonwealth Transportation Board
1,000,000	5.00%, 05/15/2028, Call 11/15/2027	1,263,560
2,500,000	4.00%, 05/15/2031, Call 05/15/2026	2,797,850
	Virginia Small Business Financing Authority
80,000	6.00%, 01/1/2037, Call 07/1/2022[2]	88,586
130,000	5.50%, 01/1/2042, Call 07/1/2022[2]	140,989
1,000,000	5.00%, 12/31/2049, Call 06/30/2027[2]	1,117,330
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[2]	1,951,390
		14,356,922
	WASHINGTON — 2.3%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,241,800
	County of King Sewer Revenue
1,750,000	2.60%, 01/1/2043, Call 03/1/2021[1]	1,771,875
1,500,000	5.00%, 07/1/2047, Call 01/1/2025	1,702,605
2,000,000	Energy Northwest, 5.00%, 07/1/2032, Call 07/1/2028	2,503,400
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	723,654
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,039,600
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,496,394
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,453,632
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,735,500
205,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	253,573
	State of Washington
2,000,000	5.00%, 08/1/2037, Call 08/1/2023	2,233,920
1,435,000	5.00%, 07/1/2039, Call 07/1/2028	1,721,541
1,000,000	5.00%, 06/1/2040, Call 06/1/2026	1,173,280
220,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 06/20/2019	221,254

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
	Washington Health Care Facilities Authority
$190,000	5.00%, 10/1/2032, Call 10/1/2028	$233,746
1,000,000	2.82% (SIFMA Municipal Swap Index Yield+ 140 basis points), 01/1/2035, Call 07/1/2024[3]	1,017,730
500,000	5.00%, 08/15/2036, Call 08/15/2027	570,395
1,500,000	6.38%, 10/1/2036, Call 07/5/2019	1,505,580
1,000,000	5.00%, 08/15/2037, Call 02/15/2028	1,202,020
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	2,031,975
2,500,000	2.73% (LIBOR 1 Month+ 110 basis points), 01/1/2042, Call 01/1/2022[3]	2,524,825
1,000,000	Washington State Convention Center Public Facilities District, 5.00%, 07/1/2043, Call 07/1/2028	1,183,850
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,132,700
		33,674,849
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,054,150
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,216,960
		2,271,110
	WISCONSIN — 1.1%
	Public Finance Authority
1,015,000	5.00%, 07/1/20222	1,071,637
1,000,000	4.00%, 07/1/2027, Call 07/1/2024	1,056,870
500,000	5.75%, 02/1/2035, Call 02/1/2025	503,550
880,000	5.00%, 06/15/2037, Call 06/15/2024[4]	898,806
535,000	5.00%, 07/1/2037, Call 07/1/2024	574,579
1,000,000	5.00%, 09/30/2037, Call 09/30/2027[2]	1,161,050
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	1,193,730
500,000	5.75%, 04/1/2042, Call 04/1/2022	526,815
1,000,000	5.00%, 07/1/2042, Call 07/1/2022[2]	1,064,590
165,000	6.00%, 07/15/2042, Call 07/15/202[2]	174,563
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	482,859
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,035,530
196,361	3.75%, 07/1/2051, Call 03/15/20281 4	181,960
	Public Finance Authority, ACA
7,186	0.00%, 01/1/2046[4]	240
7,085	0.00%, 01/1/2047[4]	235
7,034	0.00%, 01/1/2048[4]	232
6,984	0.00%, 01/1/2049[4]	228
6,882	0.00%, 01/1/2050[4]	224
7,540	0.00%, 01/1/2051[4]	244
7,490	0.00%, 01/1/2052[4]	241

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$7,388	0.00%, 01/1/2053[4]	$236
7,338	0.00%, 01/1/2054[4]	233
7,237	0.00%, 01/1/2055[4]	229
7,135	0.00%, 01/1/2056[4]	225
7,085	0.00%, 01/1/2057[4]	222
6,984	0.00%, 01/1/2058[4]	218
6,933	0.00%, 01/1/2059[4]	215
6,882	0.00%, 01/1/2060[4]	213
6,781	0.00%, 01/1/2061[4]	209
6,730	0.00%, 01/1/2062[4]	207
6,629	0.00%, 01/1/2063[4]	203
6,579	0.00%, 01/1/2064[4]	200
6,528	0.00%, 01/1/2065[4]	198
6,427	0.00%, 01/1/2066[4]	194
83,706	0.00%, 01/1/2067[4]	2,520
	University of Wisconsin Hospitals & Clinics
1,405,000	5.00%, 04/1/2038, Call 04/1/2023	1,531,998
1,000,000	5.00%, 04/1/2043, Call 10/1/2028	1,185,780
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,515,370
400,000	Wisconsin Health & Educational Facilities Authority, 5.50%, 08/15/2030, Call 08/15/2020	419,004
		16,585,857
	WYOMING — 0.0%[6]
500,000	County of Campbell, 5.75%, 07/15/2039, Call 07/15/2019	502,455
220,000	County of Sweetwater, 5.25%, 07/15/2026, Call 08/21/2019	221,676
		724,131
	TOTAL MUNICIPAL BONDS
	(Cost $918,580,372)	953,582,529

Number of Shares
	CLOSED-END MUTUAL FUNDS — 0.6%
8,184	BlackRock Long-Term Municipal Advantage Trust	97,963
53,753	BlackRock MuniVest Fund, Inc.	492,915
31,817	BlackRock MuniYield Quality Fund, Inc.	459,119
72,299	Dreyfus Municipal Income, Inc.	613,819
127,431	Dreyfus Strategic Municipal Bond Fund, Inc.	1,014,351
30,359	Dreyfus Strategic Municipals, Inc.	247,122
23,539	DTF Tax-Free Income, Inc.	325,780
87,593	DWS Municipal Income Trust	986,297
17,462	Invesco Advantage Municipal Income Trust II	189,637

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
17,008	Invesco Municipal Opportunity Trust	$206,137
23,118	Invesco Municipal Trust	283,196
11,819	Invesco Trust for Investment Grade Municipals	147,383
8,572	Neuberger Berman Intermediate Municipal Fund, Inc.	123,265
37,184	Pioneer Municipal High Income Advantage Trust	401,587
123,034	Pioneer Municipal High Income Trust	1,487,481
108,960	Western Asset Managed Municipals Fund, Inc.	1,496,021
8,866	Western Asset Municipal Partners Fund, Inc.	131,305
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $9,138,880)	8,703,378

	OPEN-END MUTUAL FUNDS — 19.5%
16,273,823	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	233,529,367
5,044,568	Vanguard Limited-Term Tax-Exempt Fund, Admiral Class	55,591,134
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $283,075,989)	289,120,501

	PRIVATE FUNDS — 13.0%
	MacKay Municipal Credit Opportunities Fund, LP*	35,389,922
	MacKay Municipal Opportunities Fund, LP*	157,560,308
	TOTAL PRIVATE FUNDS
	(Cost $175,000,000)	192,950,230

	SHORT-TERM INVESTMENT — 2.6%
38,839,693	JPMorgan Prime Money Market Fund - Institutional Shares, 2.42%[7]	38,851,345
	TOTAL SHORT-TERM INVESTMENT
	(Cost $38,850,685)	38,851,345

	TOTAL INVESTMENTS — 99.8%
	(Cost $1,424,645,926)	1,483,207,983
	Other assets less liabilities — 0.2%	3,418,219
	TOTAL NET ASSETS — 100.0%	$1,486,626,202

*	Non-income producing security.
1	Variable rate security.
2	Alternative Minimum Tax eligible security.
3	Floating rate security.
4	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
5	Security is in default.
6	Rounds to less than 0.05%.
[7]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AGM-CR — Assured Guaranty Municipal Custodial Receipts

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

See accompanying Notes to Schedules of Investments.

ASPIRIANT DEFENSIVE ALLOCATION FUNDS

CHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 59.6%
	ALTERNATIVE DIVERSIFIERS — 6.3%
2,624,414	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	$25,824,233
1,697,300	GMO SGM Major Markets Fund - Class VI	54,687,026
		80,511,259
	CORE/ALTERNATIVE DIVERSIFIERS — 53.3%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV1	382,777,543
2,129,116	GMO Global Asset Allocation Fund - Class III	66,726,483
12,955,751	JPMorgan Global Allocation Fund - Class R6	234,628,655
		684,132,681
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $769,601,522)	764,643,940

	EXCHANGE-TRADED FUNDS — 2.3%
	CORE DIVERSIFIERS — 2.3%
183,327	iShares Core Aggressive Allocation ETF	9,602,668
221,719	iShares Core Growth Allocation ETF	9,780,025
263,454	iShares Core Moderate Allocation ETF	9,963,831
		29,346,524
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $29,696,175)	29,346,524

	PRIVATE FUNDS — 22.6%
	ALTERNATIVE DIVERSIFIER — 8.6%
	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A*	110,795,060
		110,795,060
	CORE DIVERSIFIERS — 14.0%
	All Weather Portfolio Limited*	128,157,700
	D. E. Shaw Orienteer International Fund, LP*	51,805,850
		179,963,550
	TOTAL PRIVATE FUNDS
	(Cost $281,330,244)	290,758,610

	SHORT-TERM INVESTMENT — 12.9%
165,447,211	JPMorgan Prime Money Market Fund - Institutional Shares, 2.42%[2]	165,496,845
	TOTAL SHORT-TERM INVESTMENT
	(Cost $165,476,536)	165,496,845

	TOTAL INVESTMENTS — 97.4%
	(Cost $1,246,104,477)	1,250,245,919
	Other assets less liabilities — 2.6%	33,201,241
	TOTAL NET ASSETS — 100.0%	$1,283,447,160

*	Non-income producing security.
1	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
2	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership

See accompanying Notes to Schedules of Investments.

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 97.6%
	CORE — 87.9%
5,487,296	DoubleLine Total Return Bond Fund - I Class	$58,329,954
5,763,249	MetWest Total Return Bond Fund - Plan Class	58,554,614
3,323,853	PIMCO Income Fund - Institutional Class	40,052,426
5,269,749	Vanguard Total Bond Market Index Fund - Institutional Class	57,071,376
		214,008,370
	OPPORTUNISTIC — 9.7%
377,837	GMO Emerging Country Debt Fund - Class IV	10,269,604
2,343,117	Vanguard High-Yield Corporate Fund - Admiral Shares	13,426,062
		23,695,666
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $232,708,072)	237,704,036

	SHORT-TERM INVESTMENT — 2.3%
5,602,505	JPMorgan Prime Money Market Fund - Institutional Shares, 2.42%[1]	5,604,186
	TOTAL SHORT-TERM INVESTMENT
	(Cost $5,603,145)	5,604,186

	TOTAL INVESTMENTS — 99.9%
	(Cost $238,311,217)	243,308,222
	Other assets less liabilities — 0.1%	341,554
	TOTAL NET ASSETS — 100.0%	$243,649,776

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments.

ASPIRIANT TRUST

NOTES TO THE SCHEDULES OF INVESTMENTS

May 31, 2019 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following four diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”, together with the Equity Allocation Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on March 29, 2018. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund, the Defensive Allocation Fund, and the Taxable Bond Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds (the “Underlying Funds”) and may, to a limited extent, invest in separately managed accounts (“SMAs”), which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies). The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in SMAs. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

• Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

				NAV Practical
Assets	Level 1	Level 2	Level 3	Expedient	Total
Common Stocks
Australia	$-	$2,360,200	$-	$-	$2,360,200
Austria	-	621,702	-	-	621,702
Belgium	-	5,113,496	-	-	5,113,496
Bermuda	5,760,883	2,238,939	-	-	7,999,822
Brazil	1,214,460	-	-	-	1,214,460
Canada	14,314,860	-	-	-	14,314,860
Chile	1,782,775	-	-	-	1,782,775
China	818,133	3,761,188	-	-	4,579,321
Colombia	62,846	-	-	-	62,846
Curacao	36,941	-	-	-	36,941
Denmark	738,869	2,454,305	-	-	3,193,174
Finland	-	236,590	-	-	236,590
France	308,447	4,290,116	-	-	4,598,563
Germany	175,000	2,662,531	-	-	2,837,531
Guernsey	2,979,319	65,913	-	-	3,045,232
Hong Kong	4,270,460	15,657,282	-	-	19,927,742
India	1,352,305	-	-	-	1,352,305
Indonesia	151,787	-	-	-	151,787
Ireland	1,035,289	-	-	-	1,035,289
Israel	4,885,469	531,420	-	-	5,416,889
Italy	-	3,397,756	-	-	3,397,756
Japan	3,576,455	35,673,555	-	-	39,250,010
Jersey	-	358,016	-	-	358,016
Netherlands	776,727	1,546,162	-	-	2,322,889
New Zealand	-	2,105,638	-	-	2,105,638
Norway	-	3,193,169	-	-	3,193,169
Philippines	367,584	-	-	-	367,584
Singapore	528,680	2,373,016	-	-	2,901,696
South Korea	1,461,794	-	-	-	1,461,794
Spain	-	661,237	-	-	661,237
Sweden	19,887	2,891,139	-	-	2,911,026
Switzerland	3,356,824	7,640,307	-	-	10,997,131
Taiwan	6,969,019	-	-	-	6,969,019
Thailand	197,726	-	-	-	197,726
United Kingdom	6,510,517	12,656,516	-	-	19,167,033
United States	163,453,099	45,911	-	-	163,499,010
Exchange-Traded Funds	309,912,106	-	-	-	309,912,106
Open-End Mutual Fund	247,678,714	-	-	-	247,678,714
Preferred Stock
Germany	-	1,629,094	-	-	1,629,094
Private Fund	-	-	-	80,268,593	80,268,593
Short-Term Investments	85,785,296	31,567,287	-	-	117,352,583
Total Investments	$870,482,271	$145,732,485	$-	$80,268,593	$1,096,483,349

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of May 31, 2019:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Months)	Redemption Terms
Private Funds- Long/Short Equity(a)	$80,268,593	N/A	Indefinite	Monthly	2	N/A
	$80,268,593	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedules of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total

Municipal Bonds	$-	$953,582,529	$-	$-	$953,582,529
Closed-End Mutual Funds	8,703,378	-	-	-	8,703,378
Open-End Mutual Funds	289,120,501	-	-	-	289,120,501
Private Funds	-	-	-	192,950,230	192,950,230
Short-Term Investment	38,851,345	-	-	-	38,851,345
Total Investments	$336,675,224	$953,582,529	$-	$192,950,230	$1,483,207,983

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of May 31, 2019:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds- Fixed Income Relative-Value(a)	$192,950,230	N/A	Indefinite	Monthly -Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of total fund's assets
	$192,950,230	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of May 31, 2019:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Mackay Municipal Opportunities Fund, LP	10.6%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedules of Investment

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Alternative Diversifiers	$80,511,259	$—	$—	$—	$80,511,259
Core/Alternative Diversifiers	684,132,681	—	—	—	684,132,681
Exchange-Traded Funds:
Core Diversifiers	29,346,524	—	—	—	29,346,524
Private Funds:
Alternative Diversifier	—	—	—	110,795,060	110,795,060
Core Diversifiers	—	—	—	179,963,550	179,963,550
Short-Term Investment	165,496,845	—	—	—	165,496,845
Total Investments	$959,487,309	$—	$—	$290,758,610	$1,250,245,919

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of May 31, 2019:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Business Days)	Redemption Terms
Private Funds–
Merger Arbitrage (a)	$110,795,060	N/A	Indefinite	Daily	3	N/A
Risk Parity (b)	179,963,550	N/A	Indefinite	Monthly	5-10	N/A
	$290,758,610	N/A

(a)	This category includes the funds that primarily focus on definitive merger arbitrage opportunities and aim to capture idiosyncratic spread returns by investing in securities of, and financial instruments relating to, companies subject to publicly announced mergers and acquisitions.

(b)	This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of May 31, 2019:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Water Island Merger Arbitrage Institutional Commingled Fund, LP – Class A	8.6%	Merger Arbitrage	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Daily	N/A
All Weather Portfolio Limited	10.0%	Risk Parity	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Open-End Mutual Funds:
Core	$214,008,370	$—	$—	$214,008,370
Opportunistic	23,695,666	—	—	23,695,666
Short-Term Investment	5,604,186	—	—	5,604,186
Total Investments	$243,308,222	$—	$—	$243,308,222

3.	FEDERAL INCOME TAXES

At May 31, 2019, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund	Taxable Bond Fund
Cost of investments	$1,006,256,729	$1,433,692,690	$1,254,258,771	$238,311,217

Gross unrealized appreciation	$99,430,428	$52,779,941	$14,720,411	$5,343,091
Gross unrealized depreciation	(9,203,808)	(3,264,648)	(18,733,263)	(346,086)
Net unrealized appreciation/(depreciation) on investments	$90,226,620	$49,515,293	$(4,012,852)	$4,997,005

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.